Organization and Principal Activities (Details 1)	12 Months Ended
Dec. 31, 2019
Shanghai Acorn Network Technology Development Co Ltd [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Nov. 02, 2004
Place of incorporation	PRC
Beijing Hjx Technology Development Co Ltd [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Sep. 16, 2013
Place of incorporation	PRC
Beijing Acorn Trade Co Ltd [Member]
Variable Interest Entity [Line Items]
Date of incorporation	Mar. 19, 1998
Place of incorporation	PRC